STATEMENTS OF CHANGES IN NET ASSETS AVAILABLE FOR BENEFITS - EBP 016 - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Investment income:
Dividend Income	$ 40,692	$ 45,645
Interest Income	18,449	18,666
Net appreciation (depreciation) in fair value of investments	(3,704,443)	886,852
Total additions	(3,645,302)	951,163
DEDUCTIONS:
Distributions to participants	750,387	614,948
Transfer to other qualified plan	16,106	24,165
Total deductions	766,493	639,113
NET INCREASE/(DECREASE)	(4,411,795)	312,050
NET ASSETS AVAILABLE FOR BENEFITS - beginning of year	7,234,438	6,922,388
NET ASSETS AVAILABLE FOR BENEFITS - end of year	$ 2,822,643	$ 7,234,438